Long-term debt - Interest-bearing status (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Interest-bearing status
Interest-bearing debt	R 167,197	R 128,624
Non-interest-bearing debt		945
Total long-term debt	R 167,197	R 129,569	R 101,830